Commitments and contingencies (Details) $ in Thousands, ¥ in Millions	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating leases rental expense	$ 408		$ 804
Future minimum purchase commitment ,2022	1,136
Future minimum purchase commitment ,2023	871
Future minimum purchase commitment ,2024	143
Claimed damage	$ 1,600	¥ 10.5